Fair value financial measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair value financial measurements
6.	Fair Value of Financial Instruments

The Company’s financial instruments that are carried at fair value mainly consist of Level 1 assets and Level 3 liabilities. Level 1 assets include highly liquid bank deposits and money market funds, which were not material at September 30, 2015 and December 31, 2014. Level 3 liabilities consist of the convertible preferred stock warrant liability. The convertible preferred stock warrant liability was valued using the Black-Scholes option-pricing model. Generally, increases (decreases) in the fair value of the underlying stock and estimated term would result in a directionally similar impact to the fair value of the warrant (see Note 8).

The convertible preferred stock warrants were issued in December 2013 and were still outstanding at December 31, 2014. In July 2015, upon the Merger of the Company and ViewRay Technologies, Inc., and the Private Placement, the convertible preferred stock warrants were converted into warrants to purchase the Company’s common stock. The aggregate fair value of these warrants upon the closing of the Merger is $93 thousand which was reclassified from liabilities to common stock additional paid-in-capital, a component of condensed consolidated stockholder’s equity (deficit), and the Company ceased recording further related periodic fair value change adjustments.

The following table sets forth the fair value of the Company’s financial liabilities by level within the fair value hierarchy (in thousands):

At September 30, 2015
	Level 1	Level 2	Level 3	Total
(Unaudited)

Convertible preferred stock warrant liability	$—	$—	$—	$—

	At December 31, 2014
	Level 1	Level 2	Level 3	Total
Convertible preferred stock warrant liability	$—	$—	$138	$138

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities (in thousands):

Nine Months Ended September 30, 2015
(Unaudited)
Fair value, beginning of period	$138
Change in fair value of Level 3 financial liabilities	(45)
Reclassification of preferred stock warrant liabilities to additional paid-in-capital in conjunction with the conversion of the convertible preferred stock into common stock upon closing of the Merger	(93)

Fair value, end of period	$—

The gains and losses from re-measurement of Level 3 financial liabilities are recorded as part of other income (expense), net in the condensed consolidated statements of operations.

4.	FAIR VALUE FINANCIAL MEASUREMENTS

Assets and liabilities recorded at fair value on a recurring basis in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The assets’ or liabilities’ fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The Company’s financial instruments that are carried at fair value consist of Level 1 assets and Level 3 liabilities. Level 1 assets include highly liquid bank deposits and money market funds, which were not material at December 31, 2013 or 2014. Level 3 liabilities consist of the convertible preferred stock warrant liability. The convertible preferred stock warrant liability was valued using the Black-Scholes option-pricing model. Generally, increases (decreases) in the fair value of the underlying stock and estimated term would result in a directionally similar impact to the fair value of the warrant (see Note 13).

The convertible preferred stock warrant was issued in December 2013 and, therefore, was outstanding at December 31, 2013 and 2014. The following table sets forth the fair value of the Company’s financial liabilities by level within the fair value hierarchy (in thousands):

	December 31, 2013
	Fair Value	Level 1	Level 2	Level 3
Convertible preferred stock warrant liability	$158	$—	$—	$158

	December 31, 2013
	Fair Value	Level 1	Level 2	Level 3
Convertible preferred stock warrant liability	$138	$—	$—	$138

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities (in thousands):

	Year ended December 31,
	2013	2014
Fair value, beginning of period	$—	$158
Issuance of convertible preferred stock warrant	158	—
Change in fair value of Level 3 financial liabilities	—	(20)

Fair value, end of period	158	138

The gains and losses from re-measurement of Level 3 financial liabilities are recorded as part of other income (expense), net in the statements of operations.